Long term investments - Group long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long term investments
Total measurement alternative investments		¥ 5,000	¥ 5,000
Less: impairment		(1,000)
Long-term investments, net	$ 613	4,000	5,000
Investee A
Long term investments
Total measurement alternative investments		1,000	1,000
Investee B
Long term investments
Total measurement alternative investments		¥ 4,000	¥ 4,000